INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2015
Investment Securities Details [Abstract]
INVESTMENT SECURITIES
NOTE 11: INVESTMENT SECURITIES

Available-for-sale securities

The amortized cost of available-for-sale securities and their fair values at December 31, comprised:

	2014
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	802	46	(111)	737
Debt securities issued by other governments and public sector entities	1,090	66	(1)	1,155
Greek treasury bills	169	-	-	169
Foreign treasury bills	270	-	(1)	269
Debt securities issued by companies incorporated in Greece	398	31	(27)	402
Debt securities issued by companies incorporated outside Greece	319	15	(12)	322
Equity securities issued by companies incorporated in Greece	35	9	(3)	41
Equity securities issued by companies incorporated outside Greece	8	11	-	19
Mutual Fund units	205	5	(5)	205
Total available-for-sale securities	3,296	183	(160)	3,319

	2015
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	746	92	(6)	832
Debt securities issued by other governments and public sector entities	3,867	71	(7)	3,931
Greek treasury bills	471	-	(1)	470
Foreign treasury bills	229	-	-	229
Debt securities issued by companies incorporated in Greece	143	1	(5)	139
Debt securities issued by companies incorporated outside Greece	219	11	(7)	223
Equity securities issued by companies incorporated in Greece	57	8	(5)	60
Equity securities issued by companies incorporated outside Greece	8	48	-	56
Mutual Fund units	280	10	(3)	287
Total available-for-sale securities	6,020	241	(34)	6,227

As at December 31, 2014 and 2015, the Group did not hold any US Federal debt securities.

Available for Sale Debt securities issued by other governments and public entities include EUR 2,706 million ESM bonds received from the HFSF in the context of the Bank’s recapitalization completed in December 2015.The Bank is not allowed to sell these bonds, but the Bank is allowed to use them as collateral for repo financing from the Eurosystem or other market counterparties.

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2014. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2014
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Greek government bonds	501	(111)	-	-	501	(111)
Debt securities issued by other governments and public sector entities	30	-	40	(1)	70	(1)
Foreign treasury bills	43	(1)	-	-	43	(1)
Debt securities issued by companies incorporated in Greece	72	(4)	105	(23)	177	(27)
Debt securities issued by companies incorporated outside Greece	1	(2)	105	(10)	106	(12)
Equity securities issued by companies incorporated in Greece	9	(3)	2	-	11	(3)
Mutual Fund units	66	(5)	1	-	67	(5)
Total available-for-sale securities	722	(126)	253	(34)	975	(160)

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2015. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2015
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Greek government bonds	-	-	108	(6)	108	(6)
Debt securities issued by other governments and public sector entities	38	(1)	256	(6)	294	(7)
Greek treasury bills	411	(1)	-	-	411	(1)
Debt securities issued by companies incorporated in Greece	37	(1)	77	(4)	114	(5)
Debt securities issued by companies incorporated outside Greece	1	-	33	(8)	34	(8)
Equity securities issued by companies incorporated in Greece	20	(4)	-	-	20	(4)
Mutual Fund units	73	(2)	32	(1)	105	(3)
Total available-for-sale securities	580	(9)	506	(25)	1,086	(34)

The scheduled maturities of available-for-sale securities at December 31, 2014 and 2015 were as follows:
	2014		2015

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in millions)		(EUR in millions)
Due in one year or less	841	860	851	851
Due from one to five years	1,245	1,155	3,841	3,854
Due from five to ten years	478	501	398	427
Due after ten years	483	538	585	692
Total debt securities	3,047	3,054	5,675	5,824
Equity securities and mutual fund units	249	265	345	403
Total	3,296	3,319	6,020	6,227

Available for sale securities include securities that are pledged as collateral of EUR 570 million and EUR 3,349 million as at December 31, 2014 and 2015, respectively.

The following tables present the net gains / (losses) on available-for-sale securities and OTTI on available-for-sale and held-to-maturity securities for 2013, 2014 and 2015.
	2013	2014	2015
	(EUR in millions)
Gross realized gains on sales of available for sale securities
Greek government bonds	12	17	1
Debt securities issued by other governments and public sector entities	6	10	6
Corporate debt securities	109	15	9
Equity securities	57	30	6
Mutual fund units	49	39	6
Total gross realized gains on sales of available for sale securities	233	111	28
Gross realized losses on sales of available for sale securities
Greek government bonds	(3)	(8)	(12)
Debt securities issued by other governments and public sector entities	(3)	(3)	(3)
Corporate debt securities	(15)	-	(2)
Equity securities	(23)	(3)	(8)
Mutual fund units	-	(1)	(1)
Total gross realized losses on sales of available for sale securities	(44)	(15)	(26)
Net realized gains / (losses) on sales of available for sale securities	189	96	2

Other-Than-Temporary-Impairment
Corporate debt securities	(11)	(1)	(24)
Equity securities	(275)	(5)	(8)
Mutual fund units	-	-	(4)
Total Other-Than-Temporary-Impairment	(286)	(6)	(36)
Net gains / (losses) on available for sale and held to maturity securities	(97)	90	(34)

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their fair values at December 31, comprised:
	2014
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in millions)
Greek government bonds	73	55	-	128
Debt securities issued by other governments and public sector entities	9,165	205	-	9,370
Foreign treasury bills	99	-	-	99
Total held-to-maturity securities	9,337	260	-	9,597

	2015
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in millions)
Greek government bonds	78	69	-	147
Debt securities issued by other governments and public entities	9,129	235	-	9,364
Foreign treasury bills	85	-	-	85
Total held-to-maturity securities	9,292	304	-	9,596

Held-to-maturity Debt securities issued by other governments and public entities include EUR 9,060 million EFSF bonds received from the HFSF for the Bank’s recapitalization in June 2013 and to cover the funding gap from the acquisition of FBB (see Note 4). As at December 31, 2015, the Bank was not allowed to sell these bonds, but the Bank is allowed to use them as collateral for repo financing from the Eurosystem or other market counterparties. Since April 14, 2016, the EFSF has allowed the Bank to sell the EFSF bonds to the members of the Eurosystem in the context of the Public Sector Asset Purchase Programme established by ECB Governing Council Decision 2015/774 on a secondary markets public sector asset purchase programme (the “PSPP”) and strictly in accordance with the conditions applicable to the PSPP as amended by the ECB Governing Council decision of March 10, 2016, including but not limited to issue and issuer share limit applicable to EFSF. Following this decision by the EFSF on April 14, 2016 the Bank has decided to re-assess its intention to hold these bonds until maturity and concluded that these bonds do not meet the definition of Held to Maturity as the intention changed within 2016. The Bank, from April 14, 2016 until May 13, 2016, sold to members of the Eurosystem EFSF bonds of nominal amount EUR 915 million. As a result the Group's held-to-maturity portfolio will be tainted within 2016 and within that year any remaining held-to-maturity investments will be reclassified to available-for-sale portfolio

As at December 31, 2014 and 2015, the Group did not hold any US Federal debt securities.

There are no unrecognized losses of held-to-maturity securities as at December 31, 2015 and 2014.

The scheduled maturities of held-to-maturity securities at December 31, 2014 and 2015 were as follows:
	2014		2015

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in millions)		(EUR in millions)
Due in one year or less	99	99	85	85
Due from one to five years	3,037	3,072	4,539	4,593
Due from five to ten years	6,136	6,313	4,604	4,796
Due after ten years	65	114	64	122
Total	9,337	9,598	9,292	9,596

Held to maturity securities include securities that are pledged as collateral of EUR 8,891 million and EUR 9,060 million as at December 31, 2014 and 2015, respectively.

Other-Than-Temporary-Impairment assessment of available-for-sale and held-to-maturity securities

The assessment for Other-Than-Temporary-Impairment (“OTTI”) of available-for-sale and held-to-maturity debt securities and available-for-sale marketable equity securities and mutual fund units is based on a variety of factors, including the length of time and extent to which the market value has been less than cost, the financial condition of the issuer of the security, and our intent and ability to hold the security to recovery. For debt securities, the evaluation is based upon factors such as the creditworthiness of the issuers and/or guarantors, the underlying collateral, if applicable, and the continuing performance of the securities. Regarding equity securities and mutual fund units, as part of our impairment analysis, we frequently update our expectations based on actual historical evidence that recovery has not yet occurred. Specifically, when unrealized losses persist, we obtain greater and more detailed objective evidence regarding the future earnings potential and the underlying business economics of the issuers and the share price trend.

The fair value of the Greek government bonds given up in the exchange were determined using a discount rate of 12% which includes credit risk and was based on the new fundamentals regarding the Hellenic Republic debt (the successful implementation of the PSI, together with the financial assistance under the Program agreed by the Eurozone members and IMF, which was expected to improve Hellenic Republic's debt sustainability aiming at the reduction of the Hellenic Republic debt to GDP ratio to 120% by 2020, the new reform effort and the escrow account arranged for the new PSI bonds that raises their seniority). Specifically, to arrive at this estimate, we have considered the yields of similarly rated sovereign and corporate entities, and we have analyzed the relationship of credit ratings and public debt with the bond yields for other European countries.

The new Greek government bonds were initially and subsequently valued using HDAT (the Bank of Greece's platform for electronic trading in Greek government bonds) prices, the EFSF bonds were initially and subsequently valued using quoted market prices on Bloomberg. The GDP-linked securities are marked to market through the statement of income and were initially valued using Bloomberg CBBT pricing quote and subsequently valued using Reuters RRPS pricing quote.

In December 2012, the Hellenic Republic arranged a debt buyback program for the new Greek government bonds that were issued in the March/April 2012 PSI with the purpose of further reduction the Greek government debt. This program was available with the same terms to all holders of new Greek government bonds.

The terms of the new Greek government bonds were the following;

  20 separate series with staggered bullet maturities of between 11 and 30 years, with the first maturity in 2023.
  Coupon rate of 2% per annum for payment dates in 2013-2015, 3% per annum for payment dates in 2016-2020, 3.65% per annum for payment date 2021 and 4.3% per annum for payment dates in 2022 and thereafter. The new GGBs were then traded on HDAT (Electronic Secondary Securities Market).

The new Greek government bonds were eligible to be exchanged for a six month, zero coupon EFSF bond at an average exchange price of 34.0%. The exchange price of 34.0% was thus used to calculate the fair value of the new Greek government bonds at the date of the exchange.

In accordance with the terms of the exchange offer, the Group offered new Greek government bonds of nominal value EUR 4,443 million and fair value of EUR 1,509 million in exchange for 6-month EFSF bonds with nominal and fair value of EUR 1,509 million.

All new Greek government bonds exchanged in the December 2012 buyback were held in the available-for-sale category. Therefore, all the pre-tax gain recognized in the income statement with respect to this transaction relates to the recycling of the gain recognized in AOCI as at the date of the buyback. The calculation of the gain is presented in the table below:

The gain was calculated as the difference between the fair value and the amortized cost of the new Greek government bonds exchanged at the buyback. The fair value was based on the exchange price set by the Hellenic Republic and the fair value of the EFSF bonds received in return. The EFSF bonds received in return were new zero-coupon bonds with 6-month maturity and the fair value at the time of the buyback in December 2012 was equal to 100%, while at December 31, 2012 the price was 99.96% (Source: Bloomberg).

  Impairment of other debt securities, equity securities and mutual funds units

OTTI charges for available-for-sale and held-to-maturity securities in 2013

During 2013 the Group recognized OTTI charges of its equity securities held with significant and prolonged unrealized losses. In particular, the Group recognized OTTI charges for all equity securities for which an OTTI was recognized in previous periods and, as at December 31, 2013, were in an unrealized loss position. As at December 31, 2013, OTTI charges recognized for our investment in Eurobank were EUR 274 million.

For debt securities OTTI charges were recognised mainly in relation to all the bonds held that are issued by the Bank of Cyprus and Cyprus Popular Bank of to EUR 6 million because, as at December 31, 2013, the Group considered that a credit loss existed with respect to these securities due to the financial difficulties faced by the issuers.

With respect to corporate securities issued by companies incorporated in Greece the unrealized losses over one year of EUR 33 million relates to debt securities issued mainly by Greek banks. We consider that these banks will continue to pay in accordance with the contractual terms and as such an other-than-temporary-impairment was not considered necessary as at December 31, 2013. A key factor considered in this assessment was the successful completion of the share capital increases performed by Piraeus Bank and Alpha Bank in April, 2014 and of Eurobank in May, 2014.

With respect to corporate securities issued by companies incorporated outside Greece the unrealized losses over one year of EUR 17 million relates to debt securities issued mainly by major European and American banks and insurance companies. We consider that these banks and insurance companies will continue to pay in accordance with the contractual terms and as such an other-than-temporary-impairment was not considered necessary as at December 31, 2013.

OTTI charges for available-for-sale and held-to-maturity securities in 2014

During 2014 the Group recognized OTTI charges of its equity securities held with significant and prolonged unrealized losses. In particular, the Group recognized OTTI charges of EUR 5 million for all equity securities for which an OTTI was recognized in previous periods and, as at December 31, 2014, were in an unrealized loss position.

For corporate debt securities OTTI charges of EUR 1 million were recognised in relation to a security, for which the Group considered that a credit loss existed, with respect to such security, due to the financial difficulties faced by the issuer.

With respect to the unrealized losses of EUR 111 million for less than a year on Greek government bonds, we did not recognize any OTTI because we have concluded that the unrealized or unrecognized losses are not other-than-temporary. To arrive at this conclusion the Group considered that it neither intends nor expects it will be required to sell these securities before the recovery of their amortized cost basis, and no credit loss event has occurred, as evidenced by the fact that the issuer is meeting the contractual obligations to the IMF and other debtors.

With respect to corporate securities issued by companies incorporated in Greece the unrealized losses over one year of EUR 23 million relate to debt securities issued mainly by Greek banks. We consider that these banks will continue to pay in accordance with the contractual terms, the unrealized losses have decreased compared to December 31, 2013 and as such an other-than-temporary-impairment was not considered necessary as at December 31, 2014. A key factor considered in this assessment was the successful completion of the share capital increases performed by Piraeus Bank and Alpha Bank in April, 2014 and of Eurobank in May, 2014.

With respect to corporate securities issued by companies incorporated outside Greece the unrealized losses over one year of EUR 11 million relate to debt securities issued mainly by major European and American banks and insurance companies. We consider that these banks and insurance companies will continue to pay in accordance with the contractual terms and as such an other-than-temporary-impairment was not considered necessary as at December 31, 2014.

OTTI charges for available-for-sale and held-to-maturity securities in 2015

During 2015 the Group recognized OTTI charges for Greek government bonds of EUR 23 million, that were in an unrealized loss position as at December 31, 2015 and the Group sold a portion of these bonds after year end. With regards to remaining unrealized losses of EUR 6 million for over one year on Greek government securities, OTTI charges were not recognized because the Group has neither the intention nor it expects to sell the securities before the recovery of their amortized cost basis and the issuer is continuing to meet its contractual obligations.

For equity securities and mutual funds securities with significant and prolonged unrealized losses or with an OTTI recognized in previous periods and, as at December 31, 2015, were in an unrealized loss position, the Group recognized OTTI charges of EUR 8 and 4 million respectively.

For corporate debt securities OTTI charges of EUR 1 million were recognized in relation to a security, for which the Group considered that a credit loss existed, with respect to such security, due to the financial difficulties faced by the issuer.

With regards to debt securities issued by other governments and public entities the unrealized losses for over one year of EUR 6 million relate to debt securities issued by Bulgarian Government, held by our subsidiary in Bulgaria. We consider the unrealized losses insignificant as they represent on average only 2.3% of the amortized cost basis, and that Bulgarian Government will continue to pay in accordance with the contractual terms, and as such on other-than-temporary-impairment was not considered necessary as at December 31, 2015

With regards to corporate debt securities issued by companies incorporated outside Greece the unrealized losses for over one year of EUR 8 million relate mainly to debt securities issued by large foreign financial institutions for which we consider that they will continue to pay in accordance with the contractual terms. Furthermore, the Group has no intention nor it expects to sell these securities before we recover our investment and therefore an other-than-temporary-impairment was not considered necessary

With regards to debt securities issued by companies incorporated in Greece the unrealized losses for over one year of EUR 4 million relate to large Greek corporates for which we have concluded that the unrecognized losses are not other-than-temporary. To arrive at this conclusion the Group considered it neither intends nor it expects to sell these securities before the recovery of their amortized cost basis and that the issuers will continue to meet their obligations in accordance with the contractual terms of the securities.